Summary of Amortized Cost and Fair Value of Fixed Maturity Securities, By Maturity (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Summarizes the amortized cost and fair value of fixed maturity securities
Subtotal, Fair value	$ 43,690	$ 37,570
Available-for-Sale Securities, Amortized cost	42,526	37,003
Available-for-sale Securities, Fair value	43,700	37,591
Fixed maturity securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Due in one year or less, Amortized cost	1,122
Due in one year or less, Fair Value	1,135
Due after one year through five years, Amortized cost	11,637
Due after one year through five years, Fair value	12,127
Due after five years through ten years, Amortized cost	11,677
Due after five years through ten years, Fair value	11,727
Due after ten years, Amortized cost	11,700
Due after ten years, Fair value	12,217
Subtotal, Amortized cost	36,136
Subtotal, Fair value	37,206
Available-for-Sale Securities, Amortized cost	42,524	36,996
Available-for-sale Securities, Fair value	43,690	37,570
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	3,161	3,036
Available-for-sale Securities, Fair value	3,248	3,146
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	1,260	1,539
Available-for-sale Securities, Fair value	1,279	1,565
Fixed maturity securities [Member] | Asset-backed Securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	1,967	1,685
Available-for-sale Securities, Fair value	$ 1,957	$ 1,630